DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Shares	Description	Value
Common Stocks & MLP Interests—135.8%
	■ Construction & Engineering—3.8%
214,600	Vinci SA (France)	$23,847,882
	■ Electric, Gas and Water—74.4%
360,000	Alliant Energy Corp.	21,369,600
299,000	Ameren Corp.	24,532,950
250,000	American Electric Power Co., Inc.	26,055,000
136,000	Atmos Energy Corp.	15,916,080
13,655,374	AusNet Services (Australia)	16,179,353
177,000	Black Hills Corp.	14,696,310
390,000	CMS Energy Corp.	26,718,900
177,700	DTE Energy Co.	23,564,797
256,000	Duke Energy Corp.	24,993,280
264,000	Edison International	20,209,200
2,900,000	EDP - Energias de Portugal SA (Portugal)	14,550,334
706,000	Emera, Inc. (Canada)	31,453,650
850,000	Endesa SA (Spain)	23,350,561
4,140,000	Enel SpA (Italy)	36,066,077
328,000	Eversource Energy	30,320,320
487,000	Fortis, Inc. (Canada)	21,240,472
2,910,000	Iberdrola SA (Spain)	31,853,893
95,000	NextEra Energy, Inc.	25,479,000
250,000	Orsted A/S (Denmark)	27,308,212
296,000	Public Service Enterprise Group, Inc.	17,523,200
		473,381,189
	■ Highways & Railtracks—5.8%
3,100,000	Atlas Arteria Ltd. (Australia)	16,870,833
1,880,701	Transurban Group (Australia)	19,765,313
		36,636,146
	■ Oil & Gas Storage, Transportation and Production—35.9%
1,589,044	Antero Midstream Corp.	8,008,782
167,000	Cheniere Energy, Inc. (1)	9,893,080
2,024,585	Energy Transfer LP	25,489,525
1,094,000	Enterprise Products Partners LP	28,192,380
Shares	Description	Value
409,900	GasLog Partners LP (Marshall Islands)	$4,197,376
853,000	Golar LNG Ltd. (Bermuda)(1)	8,205,860
727,100	Keyera Corp. (Canada)	18,971,409
370,854	Kinder Morgan, Inc.	7,739,723
601,575	MPLX LP	14,467,879
427,000	Pembina Pipeline Corp. (Canada)	16,352,093
798,500	Plains All American Pipeline LP	13,295,025
463,000	Sunoco LP	14,403,930
440,000	Targa Resources Corp.	16,060,000
457,000	TC Energy Corp. (Canada)	25,060,065
254,800	Western Midstream Partners LP	4,219,488
679,147	Williams Cos., Inc. (The)	14,051,551
		228,608,166
	■ Railroads—4.5%
67,000	Canadian Pacific Railway Ltd. (Canada)	17,797,983
51,000	Norfolk Southern Corp.	10,618,710
		28,416,693
	■ Specialized REITs—4.1%
174,000	Crown Castle International Corp.	26,072,160
	■ Telecommunications—7.3%
599,000	BCE, Inc. (Canada)	28,224,880
1,288,000	Orange SA (France)	18,291,437
		46,516,317
	Total Common Stocks & MLP Interests (Cost $822,542,011)	863,478,553
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Unaudited) (Continued)
January 31, 2020
Shares	Description	Value
Short-Term Investment—2.6%
	■ Money Market Mutual Fund—2.6%
16,798,864	BlackRock Liquidity FedFund Portfolio Institutional Shares (seven-day effective yield 1.489%)(2)	$16,798,864
	Total Short-Term Investment (Cost $16,798,864)	16,798,864
TOTAL INVESTMENTS—138.4% (Cost $839,340,875)		880,277,417(3)
	Secured borrowings—(25.2)%	(160,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(15.7)%	(100,000,000)
	Other assets less other liabilities—2.5%	15,805,114
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$636,082,531

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	All or a portion of the total investments have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Unaudited) (Continued)
January 31, 2020
Sector Allocation*
Electric, Gas and Water	54%
Oil & Gas Storage, Transportation and Production	26
Telecommunications	5
Highways & Railtracks	4
Railroads	3
Construction & Engineering	3
Specialized REITs	3
Money Market Mutual Fund	2
Total	100%

Country Weightings*
United States	55%
Canada	18
Spain	6
Australia	6
France	5
Italy	4
Denmark	3
Portugal	2
Bermuda	1
Marshall Islands	0
Total	100%

Currency Exposure*
United States Dollar	59%
Euro	17
Canadian Dollar	15
Australian Dollar	6
Danish Krone	3
Total	100%

* Percentages are based on total investments rather than net assets applicable to common stock.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2020:
Level 1
Common stocks & MLP interests	$863,478,553
Money market mutual fund	16,798,864
Total investments	$880,277,417
There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.
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